Law Offices
Roberts & Henry
164 Honeysuckle Drive
Jupiter, FL 33458
561-744-5932





                                           July 10, 2006


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	COPLEY FUND, INC.
	File No. 811-2815
                 002-60951

Gentlemen:

	Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the referenced Registration Statement.

                                           Sincerely,


                                           /s/ Thomas C. Henry
                                           Thomas C. Henry

TCH/pt